Related Party Transactions - Founder Shares (Details) - USD ($)							1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Feb. 27, 2024	Feb. 13, 2024	Feb. 28, 2023	Mar. 02, 2021	Jan. 04, 2021	Feb. 28, 2021	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2024	Jul. 30, 2024	Dec. 31, 2022	Nov. 07, 2022
Founder Shares
Common stock, par value (in dollars per share)									$ 0.001	$ 0.0001	$ 0.001
Private Placement
Contribution from PIPE Financing for cash	3,287,018
CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)			$ 0.01
Private placement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Private Placement
Holding period for transfer, assignment or sale of shares								30 days	30 days
Class A ordinary shares
Founder Shares
Common stock, par value (in dollars per share)	$ 0.0001
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)			0.0001					$ 0.0001	$ 0.0001			$ 0.0001
Private Placement
Contribution from PIPE Financing for cash		3,799,016		4,189,831
Class B ordinary shares
Founder Shares
Common stock, par value (in dollars per share)	$ 0.0001
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)								$ 0.0001	$ 0.0001			$ 0.0001
PIPE Investor | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Share price (in dollars per share)			$ 24
Number of trading days			20 days
Trading day threshold period			30 days
PIPE Investor | Private placement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Private Placement
Contribution from PIPE Financing for cash					499,000
Share price (in dollars per share)					$ 10
Gross proceeds from private placement					$ 5,000,000
PIPE Investor | Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Common stock, par value (in dollars per share)													$ 0.0001
Number of trading days		20 days						20 days	20 days
Trading day threshold period		30 days						30 days	30 days
Threshold period after initial Business Combination		150 days
PIPE Investor | Class A ordinary shares | Minimum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Share price (in dollars per share)		$ 12						$ 12	$ 12
Threshold period after initial Business Combination								150 days	150 days
PIPE Investor | Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Sponsor amount						$ 25,000
Shares issued (in shares)						3,737,500
Common stock, par value (in dollars per share)						$ 0.0001
Ownership interest, as converted percentage								20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)					487,500
Period to not transfer, assign or sell Founder Shares								1 year	1 year
PIPE Investor | Class B ordinary shares | Maximum | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Shares subject to forfeiture (in shares)						487,500
Independent directors | CIK0001838821_ARYA Sciences Acquisition Corp IV
Founder Shares
Shares issued (in shares)							90,000
Sponsor, company's officers and directors | Private placement | CIK0001838821_ARYA Sciences Acquisition Corp IV
Private Placement
Holding period for transfer, assignment or sale of shares								30 days	30 days